Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). During the
six
-month period ended
June 30, 2019,
the Company issued
299,200
shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note
3
). On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note
14
). As of
June 30, 2019,
under the Plan, the Company has issued to its common stockholders
11,508,233
shares, in aggregate. As of
June 30, 2019,
the aggregate
issued share capital was
114,501,033
common shares. At
June 30, 2019,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
56.8%
of the outstanding common shares, in the aggregate. Furthermore, on
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its
8.875%
Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share.

As of
December 31, 2018
and
June 30, 2019,
the Company owned and/or operated a fleet of
62
and
60
container vessels, respectively, with a total carrying capacity of approximately
409,345
and
402,333
twenty
-foot equivalent units
(“
TEU”), respectively, through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters.

At
June 30, 2019,
Costamare had
85
wholly-owned subsidiaries incorporated in the Republic of Liberia and ten
incorporated in the Republic of the Marshall Islands.

Revenues for the
six
-month periods ended
June 30, 2018
and
2019,
derived from significant charterers individually accounting for
10%
or more of revenues (in percentages of total revenues) were as follows:

	2018	2019
A	28%	23%
B	28%	24%
C	11%	8%
D	23%	39%
Total	90%	94%

The reconciliation of the cash, cash equivalents and restricted cash for the
six
-month periods ended
June 30, 2018
and
2019
is presented in the table below:

	2018	2019
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	124,392	98,563
Restricted cash – current portion	5,199	147,292
Restricted cash – non-current portion	30,256	38,043
Total cash, cash equivalents and restricted cash	$159,847	$283,898

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form
20
-F for the fiscal year ended
December 31, 2018,
filed with the SEC on
March 7, 2019.

These unaudited interim consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six
-month period ended
June 30, 2019,
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2019.